Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
24.	RELATED PARTY TRANSACTIONS

Transactions with significant shareholders, their affiliates and other related parties were as follows:

	December 31, 2014	December 31, 2013	December 31, 2012
Sales & other services	24	118	226
Research and development expenses	—	121	282
Other purchases	24	71	53
Accounts receivable	22	12	53
Accounts payable	56	82	62

For the years ended December 31, 2014, December 31, 2013 and 2012, the related party transactions were primarily with significant shareholders of the Company, or their subsidiaries and companies in which management of the Company perform similar policymaking functions. These include, but are not limited to: BESI, Flextronics, Globalfoundries, MicroOLED, Soitec, Oracle, Thales and Technicolor. The related party transactions presented in the table above also include transactions between the Company and its equity-method investments as listed in Note 10.

Until the sale of its JVD shares to Ericsson on August 2, 2013, leading to the de-recognition of its equity investment in JVD, the Company purchased R&D services from JVD ($121 million in 2013). For the year ended December 31, 2012, the total R&D services purchased from ST-Ericsson AT SA amounted to $224 million and outstanding trade payables amounted to $44 million.

The Company made a contribution of $0.5 million for the year ended December 31, 2014 to the ST Foundation, a non-profit organization established to deliver and coordinate independent programs in line with its mission. The Company made a contribution to ST Foundation of $0.5 million for the year ended December 31, 2013 and no contribution in the year ended December 31, 2012. Certain members of the Foundation’s Board are senior members of the Company’s management.